Share-Based Awards - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 25, 2022	Mar. 27, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based award compensation expense	$ 537		$ 279	$ 1,129	$ 511	$ 786	$ 188	$ 105
Share-Based Payment Arrangement, Accelerated Cost				$ 2,040		$ 1,427
Share-Based Compensation, weighted-average period				1 year 3 months 18 days		1 year 11 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares						76	11
Deferred Compensation Liability, Current and Noncurrent		$ 1,120
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period		30 days
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		91
Equity Classified Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
increase decrease in Accrued liabilities and share-based award expense		$ 171
Liability Based Classified Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Increase decrease in Accrued liabilities and share-based award expense		$ 474